Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 208,735	$ 145,488
Deductible temporary differences [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	27,816	25,261
Minimum alternate tax [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	744	746
Tax loss carry forwards [Member]
Disclosure Of Components Of Deferred Tax Assets [Line Items]
Unrecognized deferred tax assets	$ 180,175	$ 119,481